FINANCIAL INSTITUTIONS PAYABLE - financial institutions (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands		1 Months Ended					3 Months Ended	12 Months Ended
		Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023 USD ($)	Jun. 30, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2022
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]										$ 22,588			$ 10,645
Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]										7,500			7,500
Factoring agreement [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]										363			398
SWEDEN
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans										kr 4,000	363
Credit facility, interest rate								5.30%	5.30%
Credit facility, collateral								The line of credit is secured by accounts receivable of the Swedish subsidiary.	The line of credit is secured by accounts receivable of the Swedish subsidiary.
Credit facility, amount outstanding										kr 2,212	$ 201		kr 2,098	$ 209
Weighted average interest rate								5.30%		5.30%	5.30%	2.80%	2.80%	2.80%		2.80%
Primary Bank [Member] | UNITED STATES
Debt Instrument [Line Items]
Credit facility term						3 years
Line of credit, maximum availability of all kind of loans						$ 7,500					$ 7,500
Credit facility, limitation						(i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00.
Credit facility, interest rate description						SOFR plus 2.65% (7.14% as of December 31, 2024)
Annual interest charge						$ 60
Commercial bank [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Loan, interest rate								4.00%		4.00%	4.00%	0.00%	0.00%	0.00%
Line of credit outstanding amount as of cut off date								€ 1,000			$ 1,041	€ 0		$ 0
Commercial bank [Member] | Factoring agreement [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount as of cut off date								1,863			1,939
Accounts receivable related to invoices issued to customer								€ 11,650	$ 12,123
Percentage of fee for every factored invoice				1.50%
Percentage of additional interest rate above Eurobir								3.00%	3.00%
Percentage of factored invoice interest rate								5.89%	5.89%
Commercial bank [Member] | Minimum [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Credit facility term								3 months	3 months
Loan, face amount								€ 250			$ 274
Loan, interest rate								5.25%		5.25%	5.25%
Repurchase of loan, face amount								€ 500			$ 520
Percentage of debt instrument							4.00%
Commercial bank [Member] | Maximum [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Credit facility term								6 months	6 months
Line of credit, maximum availability of all kind of loans								€ 1,500			1,561
Loan, face amount								€ 1,415			$ 1,555
Loan, interest rate								5.90%		5.90%	5.90%
Repurchase of loan, face amount								€ 1,000			$ 1,041
Percentage of debt instrument							5.25%
Commercial bank [Member] | Spain [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans											1,041				€ 1,000
Credit facility, amount outstanding											$ 0
Commercial bank [Member] | Non-recourse factoring agreement [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer								€ 3,000	$ 3,122
Percentage of maximum amount not exceed					75.00%
Percentage of fee for every factored invoice					0.20%
Percentage of additional interest rate above Eurobir								0.60%	0.60%
Percentage of factored invoice interest rate								3.59%	3.59%
Commercial bank [Member] | Non-recourse factoring agreement [Member] | Subsequent event [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer		€ 4,000	$ 4,329

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.